VIRTUS FORT Trend Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Short-Term Investments—90.9%
Money Market Mutual Fund—3.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(1)	5,658,051	$5,658
Total Money Market Mutual Fund (Identified Cost $5,658)		5,658

	Par Value
U.S. Government Securities—87.5%
U.S. Treasury Bills
0.000%, 7/8/21	$28,000	28,000
0.000%, 7/22/21	31,600	31,599
0.000%, 8/26/21	27,200	27,198
0.000%, 10/21/21	18,400	18,397
0.000%, 11/18/21	21,500	21,496
	Par Value	Value
0.000%, 12/23/21	$20,000	$19,995
Total U.S. Government Securities (Identified Cost $146,686)		146,685

Total Short-Term Investments (Identified Cost $152,344)		152,343

TOTAL INVESTMENTS—90.9% (Identified Cost $152,344)		$152,343
Other assets and liabilities, net—9.1%		15,271
NET ASSETS—100.0%		$167,614

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Exchange-Traded Futures contracts as of June 30, 2021 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
CAC 40 Index Future	July 2021	9	$694	$—	$(13)
FTSE Taiwan Index Future	July 2021	100	6,101	41	—
Hang Seng Index Future	July 2021	9	1,659	—	(29)
Low Sulphur Gasoil Future	August 2021	67	4,008	—	(30)
Crude Oil Future	August 2021	(2)	(147)	—	(3)
Gold Future	August 2021	7	1,240	—	(69)
Natural Gas Future	August 2021	(17)	(620)	—	(51)
Gasoline RBOB Future	August 2021	14	1,318	—	(10)
NY Harbor ULSD Future	August 2021	19	1,698	—	(20)
10 Year Euro-Bund Future	September 2021	163	33,362	174	—
Euro-Bobl Future	September 2021	460	73,171	22	—
Euro-Schatz Future	September 2021	229	30,450	—	(5)
Nikkei 225 Stock Average Future	September 2021	6	1,554	—	(6)
TOPIX Index Future	September 2021	17	2,973	—	(23)
10 Year Japanese Bond Future	September 2021	33	45,059	5	—
British Pound Future	September 2021	(15)	(1,294)	5	—
Euro Currency Future	September 2021	(36)	(5,339)	36	—
Japanese Yen Future	September 2021	(21)	(2,364)	9	—
Swiss Franc Future	September 2021	(38)	(5,139)	37	—
ASX SPI 200TM Future	September 2021	12	1,625	—	(14)
S&P/TSX 60 Index Future	September 2021	7	1,358	6	—
DAX Index Future	September 2021	1	460	—	(4)
Dow Jones Index E-Mini Future	September 2021	8	1,376	7	—
Euro Stoxx 50 Future	September 2021	67	3,222	—	(57)
FTSE 100 Index Future	September 2021	11	1,062	—	(18)
Nasdaq 100 E-Mini Future	September 2021	28	8,147	315	—
Russell 2000 E-Mini Future	September 2021	38	4,385	—	(35)
S&P 500 E-Mini Future	September 2021	77	16,511	200	—
S&P MidCap 400 E-Mini Future	September 2021	3	808	—	(2)
10 Year U.S. Treasury Note Future	September 2021	193	25,573	126	—
30 Year U.S. Treasury Bond Future	September 2021	88	14,146	208	—
10 Year U.K. Gilt Future	September 2021	48	8,506	59	—
5,000-oz. Silver Future	September 2021	2	262	—	(1)
Copper Future	September 2021	5	536	4	—
5 Year U.S. Treasury Note Future	September 2021	68	8,393	—	(21)
Brent Crude Future	September 2021	17	1,269	2	—
See Notes to Schedule of Investments

VIRTUS FORT Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
Exchange-Traded Futures contracts as of June 30, 2021 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
3-Month EURIBOR Future	December 2021	354	$105,495	$—	$(5)
90-Day Eurodollar Future	December 2021	545	135,971	—	(29)
90-Day Sterling Future	December 2021	413	71,324	—	(8)
3-Month EURIBOR Future	March 2022	256	76,271	—	(20)
90-Day Eurodollar Future	March 2022	710	177,145	—	(59)
90-Day Sterling Future	March 2022	412	71,069	—	(9)
3-Month EURIBOR Future	June 2022	430	128,093	—	(37)
90-Day Eurodollar Future	June 2022	352	87,762	—	(41)
90-Day Sterling Future	June 2022	238	41,026	1	—
3-Month EURIBOR Future	September 2022	148	44,079	—	(20)
90-Day Eurodollar Future	September 2022	79	19,678	—	(19)
90-Day Sterling Future	September 2022	72	12,402	—	(6)
3-Month EURIBOR Future	December 2022	196	58,360	—	(11)
90-Day Euro Dollar Future	December 2022	(44)	(10,943)	—	(1)
90-Day Sterling Future	December 2022	128	22,033	—	(16)
3-Month EURIBOR Future	March 2023	196	58,337	—	(15)
90-Day Euro Dollar Future	March 2023	(44)	(10,930)	—	(1)
90-Day Sterling Future	March 2023	158	27,182	—	(18)
3-Month EURIBOR Future	June 2023	172	51,176	—	(28)
90-Day Euro Dollar Future	June 2023	(51)	(12,650)	—	(1)
90-Day Sterling Future	June 2023	164	28,197	—	(7)
Total				$1,257	$(762)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$146,685	$—	$146,685
Money Market Mutual Fund	5,658	5,658	—
Other Financial Instruments:
Futures Contracts	1,257	1,257	—
Total Assets	153,600	6,915	146,685
Liabilities:
Other Financial Instruments:
Futures Contracts	(762)	(762)	—
Total Liabilities	(762)	(762)	—
Total Investments	$152,838	$6,153	$146,685
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Schedule of Investments

VIRTUS FORT TREND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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